Schedule of Estimating Grant Date Fair Value for Options Awarded (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average dividend yield	7.54%	8.13%	10.28%
Weighted average risk-free interest rate	1.31%	2.02%	2.10%
Weighted average expected life	7 years	7 years	7 years
Weighted average estimated volatility	38.24%	38.10%	38.00%
Weighted average exercise price	$ 17.43	$ 16.75	$ 16.60
Weighted average fair value of options granted (per option)	$ 2.20	$ 1.87	$ 1.80
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average dividend yield	7.54%	8.13%	10.28%
Weighted average risk-free interest rate	1.31%	2.02%	2.10%
Weighted average expected life	7 years	7 years	7 years
Weighted average estimated volatility	38.24%	38.10%	38.00%
Weighted average exercise price	$ 17.43	$ 16.75	$ 16.60
Weighted average fair value of options granted (per option)	$ 2.20	$ 1.87	$ 1.80
Before Amendment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price	$ 18.78	$ 18.80	$ 16.60
Weighted average fair value of options granted (per option)	$ 2.88	$ 2.78	$ 1.80
Before Amendment | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price	$ 18.78	$ 18.80	$ 16.60
Weighted average fair value of options granted (per option)	$ 2.88	$ 2.78	$ 1.80